Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE		$ 3,404,967	$ 1,943,528	$ 5,609,687	$ 4,910,200	$ 8,932,751	$ 18,621,344
COST OF REVENUE		2,952,747	1,843,257	4,845,150	4,512,669	9,881,622	16,952,201
GROSS PROFIT		452,220	100,271	764,537	397,531	(948,871)	1,669,143
OPERATING EXPENSES:
Selling, general and administrative		1,540,983	458,037	2,684,120	1,015,046	4,066,016	3,442,257
Stock compensation expenses		195,908		367,805
Goodwill impairment loss						1,023,533
Total operating expenses		1,736,891	458,037	3,051,925	1,015,046	5,089,549	3,442,257
LOSS FROM OPERATIONS		(1,284,671)	(357,766)	(2,287,388)	(617,515)	(6,038,420)	(1,773,114)
OTHER INCOME (EXPENSE)
Interest (expense) income, net		(486,586)	38,890	(788,975)	(360,020)	(847,191)	(742,715)
Non cash finance expense				(1,000,000)
Loss on loan extinguishment			(233,450)		(233,450)	(233,450)
Loss from short-term investment							(41,143)
Other expenses		3,738	6,716	3,738	6,346	(752)	27,403
Total other expense, net		(482,848)	(187,844)	(1,785,237)	(587,124)	(1,081,393)	(756,455)
LOSS BEFORE INCOME TAXES		(1,767,519)	(545,610)	(4,072,625)	(1,204,639)	(7,119,813)	(2,529,569)
PROVISION FOR (BENEFIT OF) INCOME TAXES
Current						2,421	76,287
Deferred					(242,908)	215,937	(144,731)
Total provision for (benefit of) income taxes		800	(139,040)	2,500	(230,690)	218,358	(68,444)
NET LOSS		(1,768,319)	(406,570)	(4,075,125)	(973,949)	(7,338,171)	(2,461,125)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		(83)	(65)	(33)	791	788	(1,863)
COMPREHENSIVE LOSS		$ (1,768,402)	$ (406,635)	$ (4,075,158)	$ (973,158)	$ (7,337,383)	$ (2,462,988)
WEIGHTED AVERAGE NUMBER OF COMMON STOCK*
Basic (in Shares)	[1]	26,414,009	22,272,478	24,793,466	22,272,478	22,272,478	16,707,410
LOSS PER SHARE
Basic (in Dollars per share)		$ (0.07)	$ (0.02)	$ (0.16)	$ (0.04)	$ (0.33)	$ (0.15)

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024